Net Loss Per Share	12 Months Ended
Dec. 31, 2025
Net Loss Per Share [Abstract]
NET LOSS PER SHARE

NOTE 22 — NET LOSS PER SHARE

The following presents the calculation of basic and diluted loss per share for the years ended December 31, 2025, 2024 and 2023:

	2025	2024	2023
Income (loss) from continuing operations attributable to the Company	$24,770,704	$(25,385,426)	$4,284,819
Preferred shares redemption value accretion	(21,702,737)	(495,088,038)	(340,080,000)
Fair value of ordinary shares issued to preferred shareholders	(513,080,828)	–	–
Fair value of ordinary share warrants issued to preferred shareholders	(15,600,000)	–	–
Excess carrying value of preferred shares repurchased	38,093,537	–	–
Loss from continuing operations attributable to ordinary shareholders	(487,519,324)	(520,473,464)	(335,795,181)

Weighted-average shares outstanding - basic and diluted	396,999,679	138,828,900	137,965,591
Basic and diluted earnings per share	$(1.23)	$(3.75)	$(2.43)

The following table summarizes potential ordinary shares outstanding that were excluded from the calculation of diluted net loss per ordinary share because their effect would have been anti-dilutive:

	2025	2024	2023
Options	11,163,778	32,490,743	30,717,331
RSAs	–	1,295,450	2,590,897
RSUs	3,617,840	7,694,426	5,006,247
Convertible redeemable preferred shares:
Series A-1	–	50,997,533	50,997,533
Series A-2	–	47,849,869	47,849,869
Series A-3	–	9,503,120	9,503,120
Series B-1	–	44,047,138	44,047,138
Series B-2	–	30,539,060	30,539,060
Series B-3	–	7,054,530	7,054,530
Series C	–	45,971,348	45,971,348
Series D	–	43,548,544	39,464,250
Total convertible redeemable preferred shares	–	279,511,142	275,426,850
Total potential ordinary shares outstanding	14,781,618	320,991,761	313,741,326